Financial Instruments - Summary of Fair Value Adjustment (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Fair value adjustments	£ 68	£ 67
Bid-Offer and Trade Specific Adjustments [Member]
Disclosure of financial assets [line items]
Fair value adjustments	17	13
Uncertainty [Member]
Disclosure of financial assets [line items]
Fair value adjustments	37	36
Credit Risk Adjustment [Member]
Disclosure of financial assets [line items]
Fair value adjustments	8	9
Funding Fair Value Adjustment [Member]
Disclosure of financial assets [line items]
Fair value adjustments	5	4
Risk Related Adjustments [Member]
Disclosure of financial assets [line items]
Fair value adjustments	67	62
Model-Related [Member]
Disclosure of financial assets [line items]
Fair value adjustments	£ 1	£ 5